INCOME TAXES (Schedule Of Deferred Taxes Recorded In Balance Sheet) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES [Abstract]
Current assets
Deferred tax assets		$ 20,363	$ 21,460
Deferred tax liability			(140)
Net deferred tax asset	[1]	$ 20,363	$ 21,320

[1]	Net deferred tax asset (liability) is recorded in the following balance sheet line items: